Revenue and government financing for research expenditures	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue and government financing for research expenditures	Revenue and government financing for research expenditures
13.1) Revenue from collaboration and licensing agreements
The Company’s revenue from collaboration and licensing agreements amounts to €49,580, €51,901 and €12,622 for the fiscal year ended December 31, 2022, 2023 and 2024, respectively.

	Year ended December 31,
(in thousands of euro)	2022(1)	2023	2024
Proceeds from collaboration and licensing agreements	48,806	50,725	10,505
of which monalizumab agreement - AstraZeneca	22,376	9,499	4,404
of which IPH5201 agreement - AstraZeneca	4,677	—	—
of which preclinical molecules agreement - AstraZeneca	17,400	—	—
of which Sanofi agreement 2016	4,000	2,000	4,000
of which Sanofi agreement 2022 - ANKET IPH62 - Recognition of license initial payment and income related to the completion of work in line with the joint research program	—	18,873	401
of which Sanofi agreement 2022 - ANKET IPH67 -Recognition of license initial payment and income related to the option exercise	—	15,800	1,700
of which Takeda agreement 2023	—	4,553	—
of which other agreements	353	—	—
Invoicing of research and development costs (IPH5201)	1,391	1,165	2,060
Exchange gains (loss) on collaboration agreements	(627)	—	—
Others	10	11	56
Revenue from collaboration and licensing agreements	49,580	51,901	12,622

a)Revenue recognition related to monalizumab AstraZeneca agreements and amendments
The Company identified the following promises under the monalizumab AstraZeneca agreements and amendments: (1) a non-exclusive license related to monalizumab restricted to two applications, with an option for an exclusive license related to monalizumab including all applications, (2) the performance of certain initial studies related to Phases 1/2 trials, and participation in certain studies of Phases 1/2 trials and Phase 3 clinical trials through a co-financing.
The Company considered the license has a standalone functionality and is capable of being distinct. However the Company determined that the license is not distinct from the performance of initial studies and participation in Phase 3 clinical trials because they increased the utility of the licensed IP. Thus, the licensed IP, the performance of initial studies and participation in Phase 3 clinical trials are combined into a single performance obligation.
This performance obligation was considered as satisfied over time as AstraZeneca controls the licensed IP which is being enhanced during the agreement. The revenue is recognized over time, based on the input method (costs incurred). As a result, the Company recognizes the price of the transaction as a revenue on the basis of the progress of studies that the Company has undertaken to carry out under the agreement. Progression is assessed following to actual costs incurred relative to the total budgeted costs to fulfill the obligation.
The transaction price was initially estimated to the initial payment of $250.0 million, less the amounts that the Company expected to pay to AstraZeneca for co-financing Phase 1/2 clinical studies. The additional payment of $100.0 million triggered by AstraZeneca’s exercise of the exclusivity option was treated as a change in the price estimate of the transaction. In addition, the amendment of the contract, which modified the scope and budget of the studies to be carried out by the Company as well as the arrangements for sharing the cost of the other studies, led to a revision of the degree of progress and the price of the transaction. Thus, the exercise of the option and the amendment of the contract resulted in the recognition of a favourable cumulative adjustment of €38.3 million in revenue for the year ended December 31, 2019.
The additional payment of $50.0 million triggered by the dosing of the first patient in the Phase 3 trial evaluating monalizumab was treated in full as a collaboration commitment ("collaboration liability" in the consolidated balance sheet) in view to the commitment linked to the contract for the Phase 1/2 (co-financing) and Phase 3 studies (amendment signed in September 2020). Consequently, this additional payment has no impact on the transaction price.
In addition to these amounts, AstraZeneca made an additional payment of $50.0 million (€47.7 million) in June 2022 and triggered by the treatment of the first patient in a second Phase 3 trial “PACIFIC-9” evaluating monalizumab in April 2022. This additional payment has been treated as an increase of the collaboration commitment ("collaboration liabilities" in the consolidated statements of financial position) for an amount of $36.0 million (€34.3 million) in connection to the Phase 3 study co-funding commitment made by the Company and notified to AstraZeneca in July 2019. The remaining amount of $14.0 million (€13.4 million) has been treated as an increase of the transaction price, recognized in the income statement in line with the progress of the Phase 1/2 studies.
The subsequent milestones and potential royalty payments are excluded from the transaction price due to the uncertainties of clinical trials results.
The Company used the most likely amount to determine variable consideration. Variable consideration for cost-sharing payments related to certain studies of Phases 1/2 trials and Phase 3 clinical trials when applicable are included in the transaction price.
As a reminder, the expected payments to AstraZeneca are classified as collaboration liability in the consolidated statement of financial position. Quarterly invoices received from AstraZeneca reduce the collaboration liability and have no impact on the consolidated statement of income.
Change in monalizumab deferred revenue (in thousands of euro):

As of December 31, 2021	20,159
Increase in deffered revenu resulting from the milestone relating to the dosage of the first patient in the Phase 3 trial PACIFIC-9- (€50m)	47,687
Revenue for the 2022 financial year	(22,376)
Transfer from collaboration liabilities	(30,989)
As of December 31, 2022	14,481
Revenue for the 2023 financial year	(9,499)
Transfer from collaboration liabilities	173
As of December 31, 2023	5,156
Revenue for the 2024 financial year	(4,404)
Transfer from collaboration liabilities	(536)
As of December 31, 2024	215
(1) As a reminder, the increase in deferred revenue relating to monalizumab agreement between December 31, 2021 and December 31, 2022 is explained by the additional payment of €47,687 thousand ($50,000 thousand) made by AstraZeneca in June 2022 and triggered by the launch of the “PACIFIC-9” Phase 3 trial on April 28, 2022. This increase has led to a simultaneous increase in collaboration commitment ("collaboration liability"- see below) of €34,335 thousand ($36,000 thousand) in accordance with the Company’s July 2019 option concerning the co-financing of Phase 3 trials in the field of collaboration.
Change in monalizumab collaboration liablities (in thousands of euro):

As of December 31, 2021 (1)	40,415
Additions (2)	37,564
Repayment cost to AZ	(14,768)
As of December 31, 2022 (3)	63,211
Additions	—
Repayment cost to AZ	(10,534)
As of December 31, 2023 (4)	52,677
Additions	—
Repayment cost to AZ	(4,106)
As of December 31, 2024 (5)	48,571
(1)Of which €7,418 thousand of current portion and €32,997 thousands of non-current portion.
(2)The increase in collaboration liabilities relating to monalizumab agreement between December 31, 2021 and December 31, 2022 mainly results from (i) a €34,335 thousand ($36,000 thousand) increase in collaboration commitments in connection with the launch of the “PACIFIC-9” Phase 3 trial on April 28, 2022, and (ii) a €2,145 thousand net increase in the collaboration commitments in connection with exchange rate fluctuations over the period.
(3)Of which €10,223 of current portion and €52,988 of non-current portion.
(4)Of which €7,647 thousand of current portion and €45,030 thousand of non-current portion.
(5)Of which €7,443 thousand of current portion and €41,128 thousand of non-current portion.

b)Revenue recognition related to IPH5201 AstraZeneca collaboration and option agreement
Revenue related to IPH5201 for the year ended December 31, 2024 is nil as for the year ended December 31, 2023, compared to revenue of €4,677 thousand as of December 31, 2022 which resulted from the entire recognition in revenue of the $5.0 million (€4.7 million) milestone payment received from AstraZeneca following the signature on June 1, 2022 of an amendment to the initial contract signed in October 2018. This amendment sets the terms of the collaboration following AstraZeneca’s decision to advance IPH5201 to a Phase 2 study. The Company will conduct the study. Both parties will share the external cost related to the study and incurred by the Company and AstraZeneca will provide products necessary to conduct the clinical trial. Under this agreement, an amount of 2,060 thousand euros was re-invoiced in financial year 2024 (1,165 thousand euros in financial year 2023).

c)Revenue recognition related to collaboration and license agreement signed with Sanofi in 2016
Revenues under the collaboration and license agreement signed with Sanofi in 2016 amounted to €4,000 thousand for the year ended December 31, 2024 as compared to €2,000 thousand for the year ended December 31, 2023 and €4,000 thousand for the year ended December 31, 2022. As a reminder, the revenue recognized in 2022 resulted from Sanofi's decision to advance IPH6401/SAR'514 towards regulatory preclinical studies for a new investigational drug. This decision triggered a milestone payment of €3.0 million fully recognized in revenue. This amount was received by the Company on September 9, 2022. In June 2023, the first patient was dosed in a Sanofi-sponsored Phase 1/2 clinical trial evaluating IPH6401/SAR'514 in relapsed or refractory Multiple Myeloma. As provided by the licensing agreement signed in 2016, Sanofi made a milestone payment of €2.0 million, fully recognized in revenue since June 2023. This amount was received by the Company on July 21, 2023. In 2024, the company announced the treatment of the first patient in the dose-extension portion of the clinical trial evaluating SAR443579/IPH6101, materializing the progression of the clinical trial developed by Sanofi towards phase 2 in various blood cancers. The decision triggered a milestone payment to Innate of 4 million euros recognized in income at June 30, 2024 and collected on May 17, 2024.

d) Revenue recognition related to Sanofi research collaboration and licensing agreement (2022)
On January 25, 2023, the Company announced the expiration of the waiting period under the Hart-Scott-Rodino (HSR) Antitrust Improvements Act of 1976 and the effectiveness of the licensing agreement as of January 24, 2023. Consequently, under the terms of such agreement, the Company received an upfront payment of €25,000 thousand in March 2023, including €18,500 thousand for the exclusive license, €1,500 thousand for the research work and €5,000 thousand for the two additional targets options. On December 19, 2023, the Company announced that Sanofi had exercised an option for a one of the two preclinical molecules. This option exercise also resulted in a milestone payment of €15,000 thousand, including €13,300 thousand in respect of the exclusive license, which was fully recognized in income as of December 31, 2023, and €1,700 thousand in respect of research work to be carried out by the Company. The Company considers that the licenses granted constitute a right to use the intellectual property granted exclusively to Sanofi from the effective date of the agreement. As such, all upfront payments relating to the licenses granted have been recognized in the income statement during financial year 2023, representing an amount of €31,800 thousand, including €18,500 thousand relating to the B7-H3 license and €13,300 thousand following the option exercised.
Income from research work is recognized in the income statement using the percentage-of-completion method.
Following Sanofi's announcement in October 2024 that it would return the rights to the second option to terminate the research collaboration, revenue of 1,700 thousand euros was recognized in full in the income statement at December 31, 2024. Income relating to research work on the 1st license amounted to 400 thousand euros in financial year 2024.

Change in deferred revenue relating to the 2022 research collaboration and licensing agreement :

As of December 31, 2022	—
Additions	8,200
Deductions	(2,874)
As of December 31, 2023	5,327
Additions	—
Deductions	(2,101)
As of December 31, 2024	3,226
e) Revenue recognition related to Takeda licensing agreement (2023)
On April 3, 2023, the Company announced that it has entered into an exclusive license agreement with Takeda under which Innate granted Takeda exclusive worldwide rights to research and develop antibody drug conjugates (ADC) using a panel of selected Innate antibodies against an undisclosed target, with a primary focus in Celiac disease. Takeda would be responsible for the future development, manufacture and commercialization of any potential products developed using the licensed antibodies. As such, the Company considered that the license granted was a right to use the intellectual property, which was granted fully and perpetually to Takeda. The agreement did not stipulate that Innate's activities will significantly affect the intellectual property granted during the life of the agreement. Consequently, the $5.0 million (or €4.6 million) initial payment, received by the Company in May 2023, was fully recognized in revenue since June 30, 2023. This amount was received by the Company in May 2023.
On July 25, 2024, the Company received a letter from Takeda terminating the exclusive license agreement signed on March 31, 2023. Termination was effective at the end of a 90 days notice period, i.e. on October 24, 2024.

f) Schedule of variance of deferred revenue
The main variance of the global deferred revenue is presented in the following schedule:

(in thousands of euro)	December 31, 2021	Recognition in P&L	Proceeds	Transfer from collaboration liabilities	December 31, 2022
Monalizumab	20,159	(22,376)	47,687	(30,989)	14,481
Preclinical molecules	17,400	(17,400)	—	—	—
Others	353	(353)	—	—	—
Total	37,913	(40,129)	47,687	(30,989)	14,481 (1)
(1)Of which €6,560 thousand of current deferred revenue and €7,921 thousand of non-current deferred revenue.

(in thousands of euro)	December 31, 2022	Recognition in P&L	Proceeds	Transfer from collaboration liabilities	December 31, 2023
Monalizumab	14,481	(9,499)	—	173	5,155
Sanofi options	—	(2,500)	5,000	—	2,500
Sanofi services	—	(374)	3,200	—	2,826
Others	—	—	—	—	—
Total	14,481	(12,373)	8,200	173	10,483 (2)
(2) Of which €5,865 thousand of current deferred revenue and €4,618 thousand of non-current deferred revenue.

(in thousands of euro)	December 31, 2023	Recognition in P&L	Proceeds and other increase	Transfer from collaboration liabilities	December 31, 2024
Monalizumab	5,155	(4,404)	—	(536)	215
Sanofi options	2,500			—	2,500
Sanofi services	2,826	(2,100)		—	726
Total	10,483	(6,504)	—	(536)	3,441 (3)
(3) Of which €616 thousand of current deferred revenue and €2,825 thousand of non-current deferred revenue.

13.2) Government financing for research expenditures
The Company receives grants from the European Commission and the French government and state organizations in several different forms:
•Investment and operating grants; and
•Research Tax Credits.
The total amount for government financing for research expenditures recorded as other income in the income statement can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2022	2023	2024
Research Tax Credit(1)	7,925	9,729	7,463
Grant and other tax credit (2)	110	—	25
Government financing for research expenditures	8,035	9,729	7,488
(1) As of December 31, 2024, the amount is composed of the research tax credit calculated and recognized for the 2024 financial year for an amount of €7,463 thousand.As of December 31, 2023, the amount is mainly composed of the research tax credit calculated and recognized for the 2023 financial year for an amount of €9,800 thousand. As a reminder, as of December 31, 2022, the amount was mainly composed of (i) the research tax credit calculated and recognized for the 2022 financial year for an amount of €9,167 thousand from which is subtracted (ii) a provision amounting to €1,270 thousand following the tax inspection carried out in 2022 by the French tax authorities and relating to the 2019 and 2020 financial years as well as to the research tax credit and the accuracy of its calculation for the 2018 to 2020 financial years. This provision was recognized as a deduction from the 2022 research tax credit, based on estimated amounts and adjustments not disputed by the Company. On March 3, 2023, the Company received from the tax authorities the rectification proposal, confirming the amount of the provision recognized on the amounts of the rectifications not disputed by the Company.